Employees - Summary of Number of Employees in the Group (Detail) - employee	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	105,300	106,700	105,800
Average	105,400	106,500	106,200
Consumer
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	19,600	19,700	18,200
Average	19,700	19,000	18,000
Enterprise
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	12,200	13,400	13,200
Average	12,800	13,800	13,500
Global
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	16,300	16,600	16,900
Average	16,500	16,800	17,300
Openreach
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	35,000	33,200	31,200
Average	34,100	31,900	31,100
Other
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	22,200	23,800	26,300
Average	22,300	25,000	26,300
UK
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	82,600	84,300	82,200
Average	82,800	83,400	82,500
Non-UK
Disclosure Of Number And Average Number Of Employees [Line Items]
Year end	22,700	22,400	23,600
Average	22,600	23,100	23,700